Shareholder Report, Holdings (Details)	Dec. 31, 2025
Commodities Strategy Fund | Class A | S&P Goldman Sachs Commodity Index Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	100.10%
Commodities Strategy Fund | Class A | Guggenheim Ultra Short Duration Fund — Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Commodities Strategy Fund | Class A | Guggenheim Strategy Fund II
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Commodities Strategy Fund | Class A | Total
Holdings [Line Items]
Percent of Net Asset Value	30.20%
Commodities Strategy Fund | Class C | S&P Goldman Sachs Commodity Index Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	100.10%
Commodities Strategy Fund | Class C | Guggenheim Ultra Short Duration Fund — Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Commodities Strategy Fund | Class C | Guggenheim Strategy Fund II
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Commodities Strategy Fund | Class C | Total
Holdings [Line Items]
Percent of Net Asset Value	30.20%
Commodities Strategy Fund | Class H | S&P Goldman Sachs Commodity Index Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	100.10%
Commodities Strategy Fund | Class H | Guggenheim Ultra Short Duration Fund — Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Commodities Strategy Fund | Class H | Guggenheim Strategy Fund II
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Commodities Strategy Fund | Class H | Total
Holdings [Line Items]
Percent of Net Asset Value	30.20%
Guggenheim Managed Futures Strategy | Class A | Interest Rate Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	97.60%
Guggenheim Managed Futures Strategy | Class A | Equity Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	83.80%
Guggenheim Managed Futures Strategy | Class A | Currency Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	54.90%
Guggenheim Managed Futures Strategy | Class A | Commodity Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	50.00%
Guggenheim Managed Futures Strategy | Class A | Equity Futures Contracts - Short
Holdings [Line Items]
Percent of Net Asset Value	(11.80%)
Guggenheim Managed Futures Strategy | Class A | Currency Futures Contracts - Short
Holdings [Line Items]
Percent of Net Asset Value	(16.60%)
Guggenheim Managed Futures Strategy | Class A | Commodity Futures Contracts - Short
Holdings [Line Items]
Percent of Net Asset Value	(24.00%)
Guggenheim Managed Futures Strategy | Class A | Interest Rate Futures Contracts - Short
Holdings [Line Items]
Percent of Net Asset Value	(184.00%)
Guggenheim Managed Futures Strategy | Class A | Guggenheim Ultra Short Duration Fund — Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Guggenheim Managed Futures Strategy | Class A | Guggenheim Strategy Fund II
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Guggenheim Managed Futures Strategy | Class A | Total
Holdings [Line Items]
Percent of Net Asset Value	46.30%
Guggenheim Managed Futures Strategy | Class A | Guggenheim Strategy Fund III
Holdings [Line Items]
Percent of Net Asset Value	21.20%
Guggenheim Managed Futures Strategy | Class C | Interest Rate Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	97.60%
Guggenheim Managed Futures Strategy | Class C | Equity Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	83.80%
Guggenheim Managed Futures Strategy | Class C | Currency Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	54.90%
Guggenheim Managed Futures Strategy | Class C | Commodity Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	50.00%
Guggenheim Managed Futures Strategy | Class C | Equity Futures Contracts - Short
Holdings [Line Items]
Percent of Net Asset Value	(11.80%)
Guggenheim Managed Futures Strategy | Class C | Currency Futures Contracts - Short
Holdings [Line Items]
Percent of Net Asset Value	(16.60%)
Guggenheim Managed Futures Strategy | Class C | Commodity Futures Contracts - Short
Holdings [Line Items]
Percent of Net Asset Value	(24.00%)
Guggenheim Managed Futures Strategy | Class C | Interest Rate Futures Contracts - Short
Holdings [Line Items]
Percent of Net Asset Value	(184.00%)
Guggenheim Managed Futures Strategy | Class C | Guggenheim Ultra Short Duration Fund — Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Guggenheim Managed Futures Strategy | Class C | Guggenheim Strategy Fund II
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Guggenheim Managed Futures Strategy | Class C | Total
Holdings [Line Items]
Percent of Net Asset Value	46.30%
Guggenheim Managed Futures Strategy | Class C | Guggenheim Strategy Fund III
Holdings [Line Items]
Percent of Net Asset Value	21.20%
Guggenheim Managed Futures Strategy | Class P | Interest Rate Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	97.60%
Guggenheim Managed Futures Strategy | Class P | Equity Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	83.80%
Guggenheim Managed Futures Strategy | Class P | Currency Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	54.90%
Guggenheim Managed Futures Strategy | Class P | Commodity Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	50.00%
Guggenheim Managed Futures Strategy | Class P | Equity Futures Contracts - Short
Holdings [Line Items]
Percent of Net Asset Value	(11.80%)
Guggenheim Managed Futures Strategy | Class P | Currency Futures Contracts - Short
Holdings [Line Items]
Percent of Net Asset Value	(16.60%)
Guggenheim Managed Futures Strategy | Class P | Commodity Futures Contracts - Short
Holdings [Line Items]
Percent of Net Asset Value	(24.00%)
Guggenheim Managed Futures Strategy | Class P | Interest Rate Futures Contracts - Short
Holdings [Line Items]
Percent of Net Asset Value	(184.00%)
Guggenheim Managed Futures Strategy | Class P | Guggenheim Ultra Short Duration Fund — Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Guggenheim Managed Futures Strategy | Class P | Guggenheim Strategy Fund II
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Guggenheim Managed Futures Strategy | Class P | Total
Holdings [Line Items]
Percent of Net Asset Value	46.30%
Guggenheim Managed Futures Strategy | Class P | Guggenheim Strategy Fund III
Holdings [Line Items]
Percent of Net Asset Value	21.20%
Guggenheim Managed Futures Strategy | Institutional Class | Interest Rate Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	97.60%
Guggenheim Managed Futures Strategy | Institutional Class | Equity Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	83.80%
Guggenheim Managed Futures Strategy | Institutional Class | Currency Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	54.90%
Guggenheim Managed Futures Strategy | Institutional Class | Commodity Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	50.00%
Guggenheim Managed Futures Strategy | Institutional Class | Equity Futures Contracts - Short
Holdings [Line Items]
Percent of Net Asset Value	(11.80%)
Guggenheim Managed Futures Strategy | Institutional Class | Currency Futures Contracts - Short
Holdings [Line Items]
Percent of Net Asset Value	(16.60%)
Guggenheim Managed Futures Strategy | Institutional Class | Commodity Futures Contracts - Short
Holdings [Line Items]
Percent of Net Asset Value	(24.00%)
Guggenheim Managed Futures Strategy | Institutional Class | Interest Rate Futures Contracts - Short
Holdings [Line Items]
Percent of Net Asset Value	(184.00%)
Guggenheim Managed Futures Strategy | Institutional Class | Guggenheim Ultra Short Duration Fund — Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Guggenheim Managed Futures Strategy | Institutional Class | Guggenheim Strategy Fund II
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Guggenheim Managed Futures Strategy | Institutional Class | Total
Holdings [Line Items]
Percent of Net Asset Value	46.30%
Guggenheim Managed Futures Strategy | Institutional Class | Guggenheim Strategy Fund III
Holdings [Line Items]
Percent of Net Asset Value	21.20%
Guggenheim Multi-Hedge Strategies Fund | Class A | Interest Rate Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	28.60%
Guggenheim Multi-Hedge Strategies Fund | Class A | Equity Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	23.70%
Guggenheim Multi-Hedge Strategies Fund | Class A | Currency Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	20.40%
Guggenheim Multi-Hedge Strategies Fund | Class A | Commodity Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Guggenheim Multi-Hedge Strategies Fund | Class A | Equity Futures Contracts - Short
Holdings [Line Items]
Percent of Net Asset Value	(6.80%)
Guggenheim Multi-Hedge Strategies Fund | Class A | Currency Futures Contracts - Short
Holdings [Line Items]
Percent of Net Asset Value	(4.60%)
Guggenheim Multi-Hedge Strategies Fund | Class A | Commodity Futures Contracts - Short
Holdings [Line Items]
Percent of Net Asset Value	(10.60%)
Guggenheim Multi-Hedge Strategies Fund | Class A | Interest Rate Futures Contracts - Short
Holdings [Line Items]
Percent of Net Asset Value	(42.40%)
Guggenheim Multi-Hedge Strategies Fund | Class A | Custom Basket Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	43.10%
Guggenheim Multi-Hedge Strategies Fund | Class A | Financial
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Guggenheim Multi-Hedge Strategies Fund | Class A | Closed-End Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Guggenheim Multi-Hedge Strategies Fund | Class A | Technology
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Guggenheim Multi-Hedge Strategies Fund | Class A | Industrial
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Guggenheim Multi-Hedge Strategies Fund | Class A | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Guggenheim Multi-Hedge Strategies Fund | Class A | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Guggenheim Multi-Hedge Strategies Fund | Class A | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Guggenheim Multi-Hedge Strategies Fund | Class A | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Guggenheim Multi-Hedge Strategies Fund | Class A | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Multi-Hedge Strategies Fund | Class A | Energy Short Sales
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Multi-Hedge Strategies Fund | Class A | Consumer, Cyclical Short Sales
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Multi-Hedge Strategies Fund | Class A | Communications Short Sales
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Multi-Hedge Strategies Fund | Class A | Technology Short Sales
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
Guggenheim Multi-Hedge Strategies Fund | Class A | Utilities Short Sales
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
Guggenheim Multi-Hedge Strategies Fund | Class A | Consumer, Non-cyclical Short Sales
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
Guggenheim Multi-Hedge Strategies Fund | Class A | Industrial Short Sales
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
Guggenheim Multi-Hedge Strategies Fund | Class A | Financial Short Sales
Holdings [Line Items]
Percent of Net Asset Value	(2.60%)
Guggenheim Multi-Hedge Strategies Fund | Class A | Exchange-Traded Funds Short Sales
Holdings [Line Items]
Percent of Net Asset Value	(7.30%)
Guggenheim Multi-Hedge Strategies Fund | Class A | Custom Basket Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(27.10%)
Guggenheim Multi-Hedge Strategies Fund | Class A | Guggenheim Ultra Short Duration Fund — Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Guggenheim Multi-Hedge Strategies Fund | Class A | Guggenheim Strategy Fund II
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Guggenheim Multi-Hedge Strategies Fund | Class A | Guggenheim Strategy Fund III
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Guggenheim Multi-Hedge Strategies Fund | Class A | Frontier Communications Parent, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Guggenheim Multi-Hedge Strategies Fund | Class A | Chart Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Guggenheim Multi-Hedge Strategies Fund | Class A | ProAssurance Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Guggenheim Multi-Hedge Strategies Fund | Class A | International Money Express, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Guggenheim Multi-Hedge Strategies Fund | Class A | Cantaloupe, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Guggenheim Multi-Hedge Strategies Fund | Class A | Electronic Arts, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Guggenheim Multi-Hedge Strategies Fund | Class A | Norfolk Southern Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Guggenheim Multi-Hedge Strategies Fund | Class A | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	43.40%
Guggenheim Multi-Hedge Strategies Fund | Class C | Interest Rate Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	28.60%
Guggenheim Multi-Hedge Strategies Fund | Class C | Equity Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	23.70%
Guggenheim Multi-Hedge Strategies Fund | Class C | Currency Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	20.40%
Guggenheim Multi-Hedge Strategies Fund | Class C | Commodity Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Guggenheim Multi-Hedge Strategies Fund | Class C | Equity Futures Contracts - Short
Holdings [Line Items]
Percent of Net Asset Value	(6.80%)
Guggenheim Multi-Hedge Strategies Fund | Class C | Currency Futures Contracts - Short
Holdings [Line Items]
Percent of Net Asset Value	(4.60%)
Guggenheim Multi-Hedge Strategies Fund | Class C | Commodity Futures Contracts - Short
Holdings [Line Items]
Percent of Net Asset Value	(10.60%)
Guggenheim Multi-Hedge Strategies Fund | Class C | Interest Rate Futures Contracts - Short
Holdings [Line Items]
Percent of Net Asset Value	(42.40%)
Guggenheim Multi-Hedge Strategies Fund | Class C | Custom Basket Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	43.10%
Guggenheim Multi-Hedge Strategies Fund | Class C | Financial
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Guggenheim Multi-Hedge Strategies Fund | Class C | Closed-End Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Guggenheim Multi-Hedge Strategies Fund | Class C | Technology
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Guggenheim Multi-Hedge Strategies Fund | Class C | Industrial
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Guggenheim Multi-Hedge Strategies Fund | Class C | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Guggenheim Multi-Hedge Strategies Fund | Class C | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Guggenheim Multi-Hedge Strategies Fund | Class C | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Guggenheim Multi-Hedge Strategies Fund | Class C | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Guggenheim Multi-Hedge Strategies Fund | Class C | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Multi-Hedge Strategies Fund | Class C | Energy Short Sales
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Multi-Hedge Strategies Fund | Class C | Consumer, Cyclical Short Sales
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Multi-Hedge Strategies Fund | Class C | Communications Short Sales
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Multi-Hedge Strategies Fund | Class C | Technology Short Sales
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
Guggenheim Multi-Hedge Strategies Fund | Class C | Utilities Short Sales
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
Guggenheim Multi-Hedge Strategies Fund | Class C | Consumer, Non-cyclical Short Sales
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
Guggenheim Multi-Hedge Strategies Fund | Class C | Industrial Short Sales
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
Guggenheim Multi-Hedge Strategies Fund | Class C | Financial Short Sales
Holdings [Line Items]
Percent of Net Asset Value	(2.60%)
Guggenheim Multi-Hedge Strategies Fund | Class C | Exchange-Traded Funds Short Sales
Holdings [Line Items]
Percent of Net Asset Value	(7.30%)
Guggenheim Multi-Hedge Strategies Fund | Class C | Custom Basket Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(27.10%)
Guggenheim Multi-Hedge Strategies Fund | Class C | Guggenheim Ultra Short Duration Fund — Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Guggenheim Multi-Hedge Strategies Fund | Class C | Guggenheim Strategy Fund II
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Guggenheim Multi-Hedge Strategies Fund | Class C | Guggenheim Strategy Fund III
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Guggenheim Multi-Hedge Strategies Fund | Class C | Frontier Communications Parent, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Guggenheim Multi-Hedge Strategies Fund | Class C | Chart Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Guggenheim Multi-Hedge Strategies Fund | Class C | ProAssurance Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Guggenheim Multi-Hedge Strategies Fund | Class C | International Money Express, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Guggenheim Multi-Hedge Strategies Fund | Class C | Cantaloupe, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Guggenheim Multi-Hedge Strategies Fund | Class C | Electronic Arts, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Guggenheim Multi-Hedge Strategies Fund | Class C | Norfolk Southern Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Guggenheim Multi-Hedge Strategies Fund | Class C | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	43.40%
Guggenheim Multi-Hedge Strategies Fund | Class P | Interest Rate Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	28.60%
Guggenheim Multi-Hedge Strategies Fund | Class P | Equity Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	23.70%
Guggenheim Multi-Hedge Strategies Fund | Class P | Currency Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	20.40%
Guggenheim Multi-Hedge Strategies Fund | Class P | Commodity Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Guggenheim Multi-Hedge Strategies Fund | Class P | Equity Futures Contracts - Short
Holdings [Line Items]
Percent of Net Asset Value	(6.80%)
Guggenheim Multi-Hedge Strategies Fund | Class P | Currency Futures Contracts - Short
Holdings [Line Items]
Percent of Net Asset Value	(4.60%)
Guggenheim Multi-Hedge Strategies Fund | Class P | Commodity Futures Contracts - Short
Holdings [Line Items]
Percent of Net Asset Value	(10.60%)
Guggenheim Multi-Hedge Strategies Fund | Class P | Interest Rate Futures Contracts - Short
Holdings [Line Items]
Percent of Net Asset Value	(42.40%)
Guggenheim Multi-Hedge Strategies Fund | Class P | Custom Basket Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	43.10%
Guggenheim Multi-Hedge Strategies Fund | Class P | Financial
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Guggenheim Multi-Hedge Strategies Fund | Class P | Closed-End Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Guggenheim Multi-Hedge Strategies Fund | Class P | Technology
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Guggenheim Multi-Hedge Strategies Fund | Class P | Industrial
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Guggenheim Multi-Hedge Strategies Fund | Class P | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Guggenheim Multi-Hedge Strategies Fund | Class P | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Guggenheim Multi-Hedge Strategies Fund | Class P | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Guggenheim Multi-Hedge Strategies Fund | Class P | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Guggenheim Multi-Hedge Strategies Fund | Class P | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Multi-Hedge Strategies Fund | Class P | Energy Short Sales
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Multi-Hedge Strategies Fund | Class P | Consumer, Cyclical Short Sales
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Multi-Hedge Strategies Fund | Class P | Communications Short Sales
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Multi-Hedge Strategies Fund | Class P | Technology Short Sales
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
Guggenheim Multi-Hedge Strategies Fund | Class P | Utilities Short Sales
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
Guggenheim Multi-Hedge Strategies Fund | Class P | Consumer, Non-cyclical Short Sales
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
Guggenheim Multi-Hedge Strategies Fund | Class P | Industrial Short Sales
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
Guggenheim Multi-Hedge Strategies Fund | Class P | Financial Short Sales
Holdings [Line Items]
Percent of Net Asset Value	(2.60%)
Guggenheim Multi-Hedge Strategies Fund | Class P | Exchange-Traded Funds Short Sales
Holdings [Line Items]
Percent of Net Asset Value	(7.30%)
Guggenheim Multi-Hedge Strategies Fund | Class P | Custom Basket Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(27.10%)
Guggenheim Multi-Hedge Strategies Fund | Class P | Guggenheim Ultra Short Duration Fund — Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Guggenheim Multi-Hedge Strategies Fund | Class P | Guggenheim Strategy Fund II
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Guggenheim Multi-Hedge Strategies Fund | Class P | Guggenheim Strategy Fund III
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Guggenheim Multi-Hedge Strategies Fund | Class P | Frontier Communications Parent, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Guggenheim Multi-Hedge Strategies Fund | Class P | Chart Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Guggenheim Multi-Hedge Strategies Fund | Class P | ProAssurance Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Guggenheim Multi-Hedge Strategies Fund | Class P | International Money Express, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Guggenheim Multi-Hedge Strategies Fund | Class P | Cantaloupe, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Guggenheim Multi-Hedge Strategies Fund | Class P | Electronic Arts, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Guggenheim Multi-Hedge Strategies Fund | Class P | Norfolk Southern Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Guggenheim Multi-Hedge Strategies Fund | Class P | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	43.40%
Guggenheim Multi-Hedge Strategies Fund | Institutional Class | Interest Rate Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	28.60%
Guggenheim Multi-Hedge Strategies Fund | Institutional Class | Equity Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	23.70%
Guggenheim Multi-Hedge Strategies Fund | Institutional Class | Currency Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	20.40%
Guggenheim Multi-Hedge Strategies Fund | Institutional Class | Commodity Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Guggenheim Multi-Hedge Strategies Fund | Institutional Class | Equity Futures Contracts - Short
Holdings [Line Items]
Percent of Net Asset Value	(6.80%)
Guggenheim Multi-Hedge Strategies Fund | Institutional Class | Currency Futures Contracts - Short
Holdings [Line Items]
Percent of Net Asset Value	(4.60%)
Guggenheim Multi-Hedge Strategies Fund | Institutional Class | Commodity Futures Contracts - Short
Holdings [Line Items]
Percent of Net Asset Value	(10.60%)
Guggenheim Multi-Hedge Strategies Fund | Institutional Class | Interest Rate Futures Contracts - Short
Holdings [Line Items]
Percent of Net Asset Value	(42.40%)
Guggenheim Multi-Hedge Strategies Fund | Institutional Class | Custom Basket Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	43.10%
Guggenheim Multi-Hedge Strategies Fund | Institutional Class | Financial
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Guggenheim Multi-Hedge Strategies Fund | Institutional Class | Closed-End Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Guggenheim Multi-Hedge Strategies Fund | Institutional Class | Technology
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Guggenheim Multi-Hedge Strategies Fund | Institutional Class | Industrial
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Guggenheim Multi-Hedge Strategies Fund | Institutional Class | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Guggenheim Multi-Hedge Strategies Fund | Institutional Class | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Guggenheim Multi-Hedge Strategies Fund | Institutional Class | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Guggenheim Multi-Hedge Strategies Fund | Institutional Class | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Guggenheim Multi-Hedge Strategies Fund | Institutional Class | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Multi-Hedge Strategies Fund | Institutional Class | Energy Short Sales
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Multi-Hedge Strategies Fund | Institutional Class | Consumer, Cyclical Short Sales
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Multi-Hedge Strategies Fund | Institutional Class | Communications Short Sales
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Multi-Hedge Strategies Fund | Institutional Class | Technology Short Sales
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
Guggenheim Multi-Hedge Strategies Fund | Institutional Class | Utilities Short Sales
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
Guggenheim Multi-Hedge Strategies Fund | Institutional Class | Consumer, Non-cyclical Short Sales
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
Guggenheim Multi-Hedge Strategies Fund | Institutional Class | Industrial Short Sales
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
Guggenheim Multi-Hedge Strategies Fund | Institutional Class | Financial Short Sales
Holdings [Line Items]
Percent of Net Asset Value	(2.60%)
Guggenheim Multi-Hedge Strategies Fund | Institutional Class | Exchange-Traded Funds Short Sales
Holdings [Line Items]
Percent of Net Asset Value	(7.30%)
Guggenheim Multi-Hedge Strategies Fund | Institutional Class | Custom Basket Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(27.10%)
Guggenheim Multi-Hedge Strategies Fund | Institutional Class | Guggenheim Ultra Short Duration Fund — Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Guggenheim Multi-Hedge Strategies Fund | Institutional Class | Guggenheim Strategy Fund II
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Guggenheim Multi-Hedge Strategies Fund | Institutional Class | Guggenheim Strategy Fund III
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Guggenheim Multi-Hedge Strategies Fund | Institutional Class | Frontier Communications Parent, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Guggenheim Multi-Hedge Strategies Fund | Institutional Class | Chart Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Guggenheim Multi-Hedge Strategies Fund | Institutional Class | ProAssurance Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Guggenheim Multi-Hedge Strategies Fund | Institutional Class | International Money Express, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Guggenheim Multi-Hedge Strategies Fund | Institutional Class | Cantaloupe, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Guggenheim Multi-Hedge Strategies Fund | Institutional Class | Electronic Arts, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Guggenheim Multi-Hedge Strategies Fund | Institutional Class | Norfolk Southern Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Guggenheim Multi-Hedge Strategies Fund | Institutional Class | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	43.40%